Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	George Putnam Balanced Fund
Entity Central Index Key	0000081259
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	George Putnam Balanced Fund
Class Name	Class A
Trading Symbol	PGEOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about George Putnam Balanced Fund for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$45	0.85%
[1]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%
Net Assets	$ 2,290,906,894
Holdings Count | $ / shares	689
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$2,290,906,894
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	689
Portfolio Turnover Rate	40%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition*,† (% of Total Investments)	[2],[3]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	George Putnam Balanced Fund
Class Name	Class C
Trading Symbol	PGPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about George Putnam Balanced Fund for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$84	1.60%
[4]
Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.60%
Net Assets	$ 2,290,906,894
Holdings Count | $ / shares	689
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$2,290,906,894
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	689
Portfolio Turnover Rate	40%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition*,† (% of Total Investments)	[5],[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class M
Shareholder Report [Line Items]
Fund Name	George Putnam Balanced Fund
Class Name	Class M
Trading Symbol	PGEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about George Putnam Balanced Fund for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class M	$71	1.35%
[7]
Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.35%
Net Assets	$ 2,290,906,894
Holdings Count | $ / shares	689
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$2,290,906,894
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	689
Portfolio Turnover Rate	40%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition*,† (% of Total Investments)	[8],[9]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	George Putnam Balanced Fund
Class Name	Class R
Trading Symbol	PGPRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about George Putnam Balanced Fund for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R	$58	1.11%
[10]
Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.11%
Net Assets	$ 2,290,906,894
Holdings Count | $ / shares	689
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$2,290,906,894
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	689
Portfolio Turnover Rate	40%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition*,† (% of Total Investments)	[11],[12]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	George Putnam Balanced Fund
Class Name	Class R5
Trading Symbol	PGELX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about George Putnam Balanced Fund for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R5	$35	0.66%
[13]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.66%
Net Assets	$ 2,290,906,894
Holdings Count | $ / shares	689
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$2,290,906,894
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	689
Portfolio Turnover Rate	40%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition*,† (% of Total Investments)	[14],[15]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	George Putnam Balanced Fund
Class Name	Class R6
Trading Symbol	PGEJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about George Putnam Balanced Fund for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$29	0.56%
[16]
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%
Net Assets	$ 2,290,906,894
Holdings Count | $ / shares	689
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$2,290,906,894
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	689
Portfolio Turnover Rate	40%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition*,† (% of Total Investments)	[17],[18]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	George Putnam Balanced Fund
Class Name	Class Y
Trading Symbol	PGEYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about George Putnam Balanced Fund for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class Y	$32	0.60%
[19]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%
Net Assets	$ 2,290,906,894
Holdings Count | $ / shares	689
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$2,290,906,894
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	689
Portfolio Turnover Rate	40%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition*,† (% of Total Investments)	[20],[21]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
†	Annualized.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
†	Certain categories may represent less than 0.1%.

[4]
†	Annualized.

[5]
*	Does not include derivatives, except purchased options, if any.

[6]
†	Certain categories may represent less than 0.1%.

[7]
†	Annualized.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
†	Certain categories may represent less than 0.1%.

[10]
†	Annualized.

[11]
*	Does not include derivatives, except purchased options, if any.

[12]
†	Certain categories may represent less than 0.1%.

[13]
†	Annualized.

[14]
*	Does not include derivatives, except purchased options, if any.

[15]
†	Certain categories may represent less than 0.1%.

[16]
†	Annualized.

[17]
*	Does not include derivatives, except purchased options, if any.

[18]
†	Certain categories may represent less than 0.1%.

[19]
†	Annualized.

[20]
*	Does not include derivatives, except purchased options, if any.

[21]
†	Certain categories may represent less than 0.1%.